Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share

8     Earnings per share

Basic earnings per share have been calculated using net income for the year divided by the weighted average number of shares outstanding during the year.

Diluted earnings per share have been calculated using the treasury stock method which assumes that any proceeds received from the exercise of in-the-money options would be used to purchase Common Shares at the average market price for the period. For purposes of this calculation, at December 31, 2014, there were 3.1 million dilutive options outstanding (2013 – 3.2 million; 2012 – 4.2 million).

The number of shares used in the earnings per share calculations is reconciled as follows:

(in millions)	2014	2013	2012

Weighted average basic shares outstanding	172.8	174.9	171.8
Dilutive effect of weighted average number of stock options	1.6	1.6	1.4

Weighted average diluted shares outstanding	174.4	176.5	173.2

In 2014, the number of options excluded from the computation of diluted earnings per share because their effect was not dilutive was 0.1 million (2013 – nil; 2012 – 0.2 million).